Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

ReadyCap Commercial, LLC
1320 Greenway Drive, Suite 560
Irving, Texas 75038

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by ReadyCap Commercial, LLC (the “Company”) and Deutsche Bank Securities Inc., J.P. Morgan Securities LLC, Citigroup Global Markets, Inc. and Performance Trust Capital Partners, LLC (together with the Company, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information with respect to a portfolio of commercial mortgage loans in conjunction with the proposed offering of Ready Capital Mortgage Trust 2018-4, Commercial Mortgage Pass-Through Certificates.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

On February 26, 2018, representatives of the Company provided us with a computer-generated commercial mortgage loan data file and related record layout (the “Data File”) containing data, as represented to us by the Company, as of the close of business, (i) February 1, 2018, for each Mortgage Loan (as defined below) except for the Mortgage Loans identified on the Data File as “Vernazza Apartments” and “Brennan KC Industrial Portfolio” or (ii) February 10, 2018, for the Mortgage Loans identified on the Data File as Vernazza Apartments and Brennan KC Industrial Portfolio (respectively, the “Cutoff Date”), with respect to 50 commercial mortgage loans (the “Mortgage Loans”) that are secured by 54 mortgaged properties (the “Mortgaged Properties”).

In addition, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix) related to the Mortgage Loans and their respective Mortgaged Properties.

We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our comparisons and recomputations were made using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans or Mortgaged Properties.

Member of Deloitte Touche Tohmatsu Limited

At your request, for each of the Mortgage Loans and their related Mortgaged Properties set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in the Appendix) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans or Mortgaged Properties underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or Mortgaged Properties or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

February 27, 2018

Appendix

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents, as provided to us by representatives of the Company, with respect to each of the Mortgage Loans and the related Mortgaged Properties (the “Source Documents”).

Loan agreement, promissory notes, consolidated, amended and restated promissory notes, modification agreements, indentures,  purchase and sale agreements, mortgage, deed of trusts, reserve agreements and loan extension agreement (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note, (collectively, “Subordinate Loan Document”);

Master lease agreement and ground lease agreement, if applicable (collectively, “Lease Agreements”);

The closing statement (the “Closing Statement”);

The most recent real estate property appraisal report available or, if not available, the real estate property appraisal report at origination (the “Most Recent Appraisal Report”);

Metropolitan statistical area search posted on – www.censusreporter.org/search/ (the “MSA Website”);

Underwritten rent rolls, borrower rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The property engineering reports (collectively, the “Engineering Report”);

The phase I environmental reports (collectively, the “Phase I Report”);

The phase II environmental reports (collectively, the “Phase II Report”);

The seismic reports (collectively, the “Seismic Report”);

The property management agreements (the “Property Management Agreement”);

The cash management agreement and lockbox agreement (collectively, the “Cash Management Agreement”);

An electronic data file with respect to most recent underwritten financial summaries and operating statements (the “Underwritten Operating Statement File”); and

An electronic data file with respect to certain servicer information (the “Servicer File”).

No.	Characteristic on Data File	Source Document
1	Mortgage Loan Number	Informational purposes only
2	Rank	Informational purposes only
3	Property Name	Informational purposes only
4	Loan Type	Loan Agreement
5	Whole Loan Interest Rate (%)	Loan Agreement
6	Initial Loan Funding ($)	Servicer File
7	Full Loan Funding ($)	Loan Agreement
8	Total Original Reserves / Earnout ($)	Calculation - see procedures below
9	Total Funded Current Reserves at Servicer ($)	Calculation - see procedures below
10	Cut-Off Date Whole Loan Balance ($)	Servicer File
11	Cut-Off Date Whole Loan & Senior Participation Balance ($)	Informational purposes only
12	Senior Participation ($)	Informational purposes only
13	Senior Participation (%)	Informational purposes only
14	Cut-Off Date Junior Participation Balance (incl Future Funding) ($)	Informational purposes only
15	Senior Particiation Rate (%)	Informational purposes only
16	Cut-Off Date Balance Per Square Foot ($)	Calculation - see procedures below
17	% Of Initial Pool Balance	Calculation - see procedures below
18	Maturity Balance ($)	Calculation - see procedures below
19	Total Remaining Reserves / Earnout Funded with Servicer ($)	Calculation - see procedures below
20	Original Future Funding ($)	Loan Agreement
21	Current Future Funding ($)	Servicer File
22	Original Earnout ($)	Loan Agreement
23	Current Earnout ($)	Servicer File
24	Upfront Capital Expenditure Reserve ($)	Loan Agreement
25	Current Balance Capital Expenditure Reserve ($)	Servicer File
26	Current Monthly Capital Expenditure Reserve ($)	Servicer File
27	Capital Expenditure Reserve Cap ($)	Loan Agreement
28	Upfront TI/LC Reserve ($)	Loan Agreement
29	Current Balance TI/LC Reserve ($)	Servicer File
30	Current Monthly TI/LC Reserve ($)	Servicer File
31	TI/LC Reserve Cap ($)	Loan Agreement
32	Upfront Debt Service Reserve ($)	Loan Agreement
33	Current Balance Debt Service Reserve ($)	Servicer File
34	Current Monthly Debt Service Reserve ($)	Servicer File
35	Other Reserve Type	Loan Agreement
36	Upfront Other Reserve ($)	Loan Agreement
37	Current Balance Other Reserve ($)	Servicer File
38	Current Monthly Other Reserve ($)	Servicer File
39	Other Reserve Type Cap ($)	Loan Agreement
40	General Property Type	Most Recent Appraisal Report
41	Property Subtype	Most Recent Appraisal Report
42	Property Street	Most Recent Appraisal Report
43	Property City	Most Recent Appraisal Report
44	Property County	Most Recent Appraisal Report
45	Property State	Most Recent Appraisal Report
46	Property Zip	Most Recent Appraisal Report
47	GEOtier	Informational purposes only
48	MSA	MSA Website
49	MSA Rank	MSA Website
50	Borrower Entity	Loan Agreement
51	Related Borrower Within Pool	Loan Agreement
52	Total Related % Within Pool	Calculation - see procedures below
53	SPE	Loan Agreement

No.	Characteristic on Data File	Source Document
54	Carve-out Guarantor Flag	Loan Agreement
55	Recourse Flag	Loan Agreement
56	% Recourse	Loan Agreement
57	Square Feet	Rent Roll
58	# of Units	Rent Roll
59	If Multifamily - Unit Breakdown	Rent Roll
60	If Multifamily, % Section 8	Rent Roll
61	Year Built	Most Recent Appraisal Report
62	Most Recent Year Renovated	Most Recent Appraisal Report
63	Most Recent Physical Occupancy %	Rent Roll
64	Physical Occupancy % As-of-Date	Rent Roll
65	Origination Date	Loan Agreement
66	First Payment Date	Loan Agreement
67	Last IO Payment Date	Loan Agreement
68	First P&I Payment Date	Loan Agreement
69	Grace Period Days	Loan Agreement
70	Grace Period Late Fee	Loan Agreement
71	Maturity Date	Loan Agreement
72	# Extension Options	Loan Agreement
73	# Months Per Extension	Loan Agreement
74	Fully Extended Maturity Date	Loan Agreement
75	Extended Loan Term (months)	Loan Agreement
76	Loan Seasoning (months)	Calculation - see procedures below
77	Original Loan Term (months)	Calculation - see procedures below
78	Remaining Loan Term (months)	Calculation - see procedures below
79	Original IO Period (months)	Loan Agreement
80	Remaining IO Period (months)	Calculation - see procedures below
81	Original Amortization Term (months)	Loan Agreement
82	Remaining Amortization Term (months)	Calculation - see procedures below
83	Next Due Date	Servicer File
84	Interest Type	Loan Agreement
85	Interest Accrual Method	Loan Agreement
86	Prepayment Penalty	Loan Agreement
87	Prepayment Penalty Expiration Date	Loan Agreement
88	Master Leases (Yes/No)	Lease Agreement
89	Single Tenant (Yes/No)	Rent Roll
90	Owner Occupied %	Rent Roll
91	Government Tenant (Yes/No)	Rent Roll
92	Largest Tenant Name	Rent Roll
93	Largest Tenant Lease Expiration	Rent Roll
94	Largest Tenant SF	Rent Roll
95	Largest Tenant % of NRSF	Calculation - see procedures below
96	Second Largest Tenant Name	Rent Roll
97	Second Largest Tenant Lease Expiration	Rent Roll
98	Second Largest Tenant SF	Rent Roll
99	Second Largest Tenant % of NRSF	Calculation - see procedures below
100	Third Largest Tenant Name	Rent Roll
101	Third Largest Tenant Lease Expiration	Rent Roll
102	Third Largest Tenant SF	Rent Roll
103	Third Largest Tenant % of NRSF	Calculation - see procedures below
104	Fourth Largest Tenant Name	Rent Roll
105	Fourth Largest Tenant Lease Expiration	Rent Roll
106	Fourth Largest Tenant SF	Rent Roll

No.	Characteristic on Data File	Source Document
107	Fourth Largest Tenant % of NRSF	Calculation - see procedures below
108	Fifth Largest Tenant Name	Rent Roll
109	Fifth Largest Tenant Lease Expiration	Rent Roll
110	Fifth Largest Tenant SF	Rent Roll
111	Fifth Largest Tenant % of NRSF	Calculation - see procedures below
112	Environmental Phase I Report Date	Phase I Report
113	Environmental Phase II (Yes/No)	Phase II Report
114	Engineering Report Date	Engineering Report
115	Earthquake Insurance Required (Yes/No)	Seismic Report
116	Seismic Report Date	Seismic Report
117	PML (%)	Seismic Report
118	Appraised Value As-Is ($)	Most Recent Appraisal Report
119	Appraisal As-of-Date As-Is	Most Recent Appraisal Report
120	Appraised Value As-Stabilized ($)	Most Recent Appraisal Report
121	Appraisal Stabilized Date	Most Recent Appraisal Report
122	UW Stabilized NCF ($)	Underwritten Operating Statement File
123	Cut-Off Date LTV As-Is (%)	Calculation - see procedures below
124	Cut-Off Date All-In LTV As-Is (%)	Calculation - see procedures below
125	Maturity Date LTV (%)	Calculation - see procedures below
126	Cut-Off Date LTV As-Stabilized (%)	Calculation - see procedures below
127	Third Most Recent Potential Gross Income ($)	Underwritten Operating Statement File
128	Third Most Recent Vacancy & Collection Loss ($)	Underwritten Operating Statement File
129	Third Most Recent Effective Gross Income ($)	Underwritten Operating Statement File
130	Third Most Recent Operating Expenses ($)	Underwritten Operating Statement File
131	Third Most Recent NOI ($)	Underwritten Operating Statement File
132	Third Most Recent Capital Expenses ($)	Underwritten Operating Statement File
133	Third Most Recent NCF ($)	Underwritten Operating Statement File
134	Third Most Recent Date	Underwritten Operating Statement File
135	Second Most Recent Potential Gross Income ($)	Underwritten Operating Statement File
136	Second Most Recent Vacancy & Collection Loss ($)	Underwritten Operating Statement File
137	Second Most Recent Effective Gross Income ($)	Underwritten Operating Statement File
138	Second Most Recent Operating Expenses ($)	Underwritten Operating Statement File
139	Second Most Recent NOI ($)	Underwritten Operating Statement File
140	Second Most Recent Capital Expenses ($)	Underwritten Operating Statement File
141	Second Most Recent NCF ($)	Underwritten Operating Statement File
142	Second Most Recent Date	Underwritten Operating Statement File
143	UW Effective Gross Income ($)	Underwritten Operating Statement File
144	UW Vacancy & Collection Loss ($)	Underwritten Operating Statement File
145	UW Operating Expenses ($)	Underwritten Operating Statement File
146	UW NOI ($)	Underwritten Operating Statement File
147	UW Capital Expenses ($)	Underwritten Operating Statement File
148	UW NCF ($)	Underwritten Operating Statement File
149	UW NCF Debt Yield (%)	Calculation - see procedures below
150	UW NCF Amortizing DSCR (x)	Calculation - see procedures below
151	UW NOI Amortizing DSCR (x)	Calculation - see procedures below
152	UW NOI Debt Yield (%)	Calculation - see procedures below
153	UW Date	Underwritten Operating Statement File
154	Most Recent Potential Gross Income ($)	Underwritten Operating Statement File
155	Most Recent Vacancy & Collection Loss ($)	Underwritten Operating Statement File
156	Most Recent Effective Gross Income ($)	Underwritten Operating Statement File
157	Most Recent Operating Expenses ($)	Underwritten Operating Statement File
158	Most Recent NOI ($)	Underwritten Operating Statement File
159	Most Recent Capital Expenses ($)	Underwritten Operating Statement File

No.	Characteristic on Data File	Source Document
160	Most Recent NCF ($)	Underwritten Operating Statement File
161	Most Recent NOI DY (%)	Calculation - see procedures below
162	Most Recent Amortizing NOI DSCR (x)	Calculation - see procedures below
163	Most Recent IO NOI DSCR (x)	Calculation - see procedures below
164	Most Recent Date	Underwritten Operating Statement File
165	Ownership Interest	Title Policy
166	Loan Purpose	Closing Statement
167	Purchase Price	Closing Statement
168	Lockbox In Place	Cash Management Agreement
169	Lockbox Type	Cash Management Agreement
170	Annual IO Debt Service ($)	Calculation - see procedures below
171	Annual IO Debt Service Incl Pari Passu ($)	Calculation - see procedures below
172	Annual Amortizing Debt Service ($)	Calculation - see procedures below
173	Annual Amortizing Debt Service Incl Pari Passu ($)	Calculation - see procedures below
174	Upfront Insurance Escrow ($)	Loan Agreement
175	Current Insurance Escrow ($)	Servicer File
176	Monthly Insurance Escrow ($)	Servicer File
177	Upfront Tax Escrow ($)	Loan Agreement
178	Current Tax Escrow ($)	Servicer File
179	Monthly Tax Escrow ($)	Servicer File
180	Cross Collateralized (Yes/No)	Loan Agreement or Subordinate Loan Document
181	Cross Defaulted (Yes/No)	Loan Agreement or Subordinate Loan Document
182	Ground Lease (Yes/No)	Lease Agreements
183	Ground Lease Expiration	Lease Agreements
184	Annual Ground Rent Payment	Lease Agreements
185	Annual Ground Rent Increases	Lease Agreements
186	Mortgage Loan Seller	Loan Agreement
187	Loan Status	Servicer File
188	Servicing As of Date	Servicer File
189	Property Management	Property Management Agreement

Calculation Procedures

With respect to Characteristic 8, we recomputed the Total Original Reserves/ Earnout ($) as the sum of (i) Original Earnout ($), (ii) Upfront Capital Expenditure Reserve ($), (iii) Upfront TI/LC Reserve ($), (iv) Upfront Debt Service Reserve ($) and (v) Upfront Other Reserve ($).

With respect to Characteristic 9, we recomputed the Total Funded Current Reserves at Servicer ($) as the difference between (i) Total Original Reserves/ Earnout ($) and (ii) the Total Remaining Reserves / Earnout Funded with Servicer.

With respect to Characteristic 16, we recomputed the Cut-Off Date Balance Per Square Foot ($) as the quotient of the (i) Cut-Off Date Whole Loan Balance ($) and (ii) Square Feet.

With respect to Characteristic 17, we recomputed the % Of Initial Pool Balance as the quotient of the (i) Cut-Off Date Whole Loan Balance ($) for the respective Mortgage Loan and (ii) sum of the Cut-Off Date Whole Loan Balance ($) for all Mortgage Loans.

With respect to Characteristic 18, we recomputed the Maturity Balance ($), for those Mortgage Loans with a Loan Type indicating “balloon,” assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Method, Whole Loan Interest Rate (%), Original IO Period (months) (if applicable), Maturity Date, Annual Amortizing Debt Service ($) (if applicable), Annual IO Debt Service ($) (if applicable), Full Loan Funding ($) and Original Amortization Term (months).

With respect to Characteristic 19, we recomputed the Total Remaining Reserves / Earnout Funded with Servicer ($) as the sum of (i) Current Balance Capital Expenditure Reserve ($), (ii) Current Balance TI/LC Reserve ($), (iii) Current Balance Debt Service Reserve ($) and (iv) Current Balance Other Reserve ($).

With respect to Characteristic 52, we recomputed the Total Related % Within Pool as the quotient of (i) the sum of the Cut-Off Date Whole Loan Balance ($) for the Mortgage Loans with the same Related Borrower Within Pool as the respective Mortgage Loan and (ii) the sum of the Cut-Off Date Whole Loan Balance ($) for all Mortgage Loans.

With respect to Characteristic 76, we recomputed the Loan Seasoning (months) by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the Next Due Date.

With respect to Characteristic 77, we recomputed the Original Loan Term (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 78, we recomputed the Remaining Loan Term (months) as the difference between the Original Loan Term (months) and the Loan Seasoning (months).

With respect to Characteristic 80, we recomputed the Remaining IO Period (months) as the difference between the Original IO Period (months) and the Loan Seasoning (months).

With respect to Characteristic 82, we recomputed the Remaining Amortization Term (months) as the difference between the Original Amortization Term (months) and the Loan Seasoning (months).  With respect to those Mortgage Loans with an Original IO Period (months) greater than zero, for purposes of the procedure indicated herein, the Loan Seasoning (months) is reduced by (but to a result not less than zero) the Original IO Period (months).

With respect to Characteristic 95, we recomputed the Largest Tenant % of NRSF as the quotient of the (i) Largest Tenant SF and (ii) Square Feet.

With respect to Characteristic 99, we recomputed the Second Largest Tenant % of NRSF as the quotient of the (i) Second Largest Tenant SF and (ii) Square Feet.

With respect to Characteristic 103, we recomputed the Third Largest Tenant % of NRSF as the quotient of the (i) Third Largest Tenant SF and (ii) Square Feet.

With respect to Characteristic 107, we recomputed the Fourth Largest Tenant % of NRSF as the quotient of the (i) Fourth Largest Tenant SF and (ii) Square Feet.

With respect to Characteristic 111, we recomputed the Fifth Largest Tenant % of NRSF as the quotient of the (i) Fifth Largest Tenant SF and (ii) Square Feet.

With respect to Characteristic 123, we recomputed the Cut-Off Date LTV As-Is (%) as the quotient of the (i) Cut-Off Date Whole Loan Balance ($) and (ii) Appraised Value As-Is ($).

With respect to Characteristic 124, we recomputed the Cut-Off Date All-In LTV As-Is (%) as the quotient of the (i) Full Loan Funding ($) and (ii) Appraised Value As-Is ($).

With respect to Characteristic 125, we recomputed the Maturity Date LTV (%), for those Mortgage Loans with a Loan Type indicating “balloon,” as the quotient of the (i) Maturity Balance ($) and (ii) either the (a) Appraised Value As-Is ($), for those Mortgage Loans with an Appraised Value As-Stabilized ($) equal to zero or (b) Appraised Value As-Stabilized ($) for the Mortgage Loans with an Appraised Value As-Stabilized ($) greater than zero.  In addition, with respect to the Mortgage Loan identified in this Data File as “Sandusky,” the Maturity Date LTV (%) was calculated using the Appraised Value As-Stabilized ($) for the “Foxborough” Mortgaged Property, and the Appraised Value As-Is ($) for the “Sycamore School” and “Maple” Mortgaged Properties.

With respect to Characteristic 126, we recomputed the Cut-Off Date LTV As-Stabilized (%), as the quotient of the (i) Cut-Off Date Whole Loan Balance ($) and (ii) Appraised Value As-Stabilized ($).  In addition, with respect to the Mortgage Loan identified in this Data File as “Sandusky,” the Cut-Off Date LTV As-Stabilized (%) was calculated using the Appraised Value As-Stabilized ($) for the “Foxborough” Mortgaged Property, and the Appraised Value As-Is ($) for the “Sycamore School” and “Maple” Mortgaged Properties. This procedure was only performed for those Mortgage Loans with an Appraised Value As-Stabilized ($) greater than $0.

With respect to Characteristic 149, we recomputed the UW NCF Debt Yield (%) as the quotient of the (i) UW NCF ($) and (ii) Cut-Off Date Whole Loan Balance ($).

With respect to Characteristic 150, we recomputed the UW NCF Amortizing DSCR (x) as the quotient of (i) the UW NCF ($) and (ii) either the (a) Annual Amortizing Debt Service Incl Pari Passu ($), for those Mortgage Loans with an Original IO Period (months) of zero or (b) Annual IO Debt Service Incl Pari Passu ($), for those Mortgage Loans with an Original IO Period (months) greater than zero.

With respect to Characteristic 151, we recomputed the UW NOI Amortizing DSCR (x) as the quotient of the (i) UW NOI ($) and (ii) either the (a) Annual Amortizing Debt Service Incl Pari Passu ($), for those Mortgage Loans with an Original IO Period (months) of zero or (b) Annual IO Debt Service Incl Pari Passu ($), for those Mortgage Loans with an Original IO Period (months) greater than zero.

With respect to Characteristic 152, we recomputed the UW NOI Debt Yield (%) as the quotient of the (i) UW NOI ($) and (ii) Cut-Off Date Whole Loan Balance ($).

With respect to Characteristic 161, we recomputed the Most Recent NOI DY (%) by dividing the (i) Most Recent NOI ($) and (ii) Cut-Off Date Whole Loan Balance ($).

With respect to Characteristic 162, we recomputed the Most Recent Amortizing NOI DSCR (x) as the quotient of the (i) Most Recent NOI ($) and (ii) Annual Amortizing Debt Service Incl Pari Passu.  This procedure was only performed for those Mortgage Loans with an Original IO Period (months) greater than zero

With respect to Characteristic 163, we recomputed the Most Recent IO NOI DSCR as the quotient of the (i) Most Recent NOI ($) and (ii) Annual IO Debt Service Incl Pari Passu.  This procedure was only performed for those Mortgage Loans with an Original IO Period (months) greater than zero.

With respect to Characteristic 170, we recomputed the Annual IO Debt Service ($) using the Initial Loan Funding ($), Interest Accrual Method and Whole Loan Interest Rate ($). This procedure was only performed for those Mortgage Loans with an Original IO Period (months) greater than zero.

With respect to Characteristic 171, we recomputed the Annual IO Debt Service Incl Pari Passu ($) using the Full Loan Funding ($), Interest Accrual Method and Whole Loan Interest Rate (%). This procedure was only performed for those Mortgage Loans with an Original IO Period (months) greater than zero.

With respect to Characteristic 172, we recomputed the Annual Amortizing Debt Service ($) using the Initial Loan Funding ($), Interest Accrual Method, Whole Loan Interest Rate (%) and Original Amortization Term (months).  This procedure was only performed for those Mortgage Loans with an Original Amortization Term (months) greater than zero.

With respect to Characteristic 173, we recomputed the Annual Amortizing Debt Service Incl Pari Passu ($) using the Full Loan Funding ($), Interest Accrual Method, Whole Loan Interest Rate (%) and Original Amortization Term (months).  This procedure was only performed for those Mortgage Loans with an Original Amortization Term (months) greater than zero.